Earnings/(Loss) Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings/(Loss) Per Common Share [Abstract]
Net income and comprehensive income from continuing operations, net of taxes	$ 5,613,058	$ 5,511,535	$ 11,180,943
Net income and comprehensive income from discontinued operations, net of taxes	321,387	19,695,969	129,456,050
Net income	5,934,445	25,207,504	140,636,993
Comprehensive income	5,934,445	25,207,504	140,636,993
Dividend on Series A Preferred Shares	(1,361,112)	(1,423,333)	(1,166,667)
Deemed dividend on Series A Preferred Shares	(3,143,414)	(3,064,409)	(2,429,275)
Undistributed earnings to non-vested participating securities	(115,265)	(1,685,830)	(2,805,275)
Net income attributable to common shareholders, basic	1,314,654	19,033,932	134,235,776
Undistributed earnings to non-vested participating securities			2,805,275
Undistributed earnings reallocated to non-vested participating securities			(926,641)
Dividend on Series A Preferred Shares	1,361,112	1,423,333	1,166,667
Deemed dividend on Series A preferred shares	3,143,414	3,064,409	2,429,275
Net income attributable to common shareholders, diluted	$ 1,314,654	$ 19,033,932	$ 139,710,352
Weighted average number of common shares outstanding, basic (in shares)	17,886,372	17,399,772	15,443,485
Effect of dilutive shares (in shares)	0	0	33,216,240
Weighted average number of common shares outstanding, diluted (in shares)	17,886,372	17,399,772	48,659,725
Earnings/(loss) per common share, basic, continuing operations (in dollars per share)	$ 0.06	$ (0.04)	$ 0.31
Earnings/(loss) per common share, diluted, continuing operations (in dollars per share)	0.06	(0.04)	0.21
Earnings per common share, basic, discontinued operations (in dollars per share)	0.02	1.13	8.38
Earnings per common share, diluted, discontinued operations (in dollars per share)	0.02	1.13	2.66
Earnings per common share, basic, total (in dollars per share)	0.08	1.09	8.69
Earnings per common share, diluted, total (in dollars per share)	$ 0.08	$ 1.09	$ 2.87